FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2019	2018	2017

Income:

Foreign currency exchange differences	$-	$47	$130
Interest on cash equivalents and restricted deposits	359	184	50
Other	96	-	34

	455	231	214
Expenses:

Amortization of shareholders’ convertible loans discount and BCF	-	-	103
Interest on shareholders’ convertible note and loans	-	-	164

Bank commissions and others	38	17	82
Operating lease expenses	85	-	-
Foreign currency exchange differences	453	93	9
Interest on loans from banks and other credit balances	-	2	12

	576	112	370

Total financial (expenses) Income, net	$(121)	$119	$(156)